Derivative Financial Instruments Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The fair values of our derivative instruments determined using the fair value measurement of significant other observable inputs (Level 2) at December 31, 2011 and 2010 are as follows:

		Fair Value
	Balance Sheet Location	December 31, 2011	December 31, 2010
		(in thousands)
Asset Derivatives
Derivatives not designated as hedging instruments under ASC 815-20
Foreign exchange forward contracts	Other current assets	$241	$63

Liability Derivatives
Derivatives designated as hedging instruments under ASC 815-20
Interest rate swap contracts	Other current liabilities	$—	$5,845
Interest rate swap contracts	Other long-term obligations	—	975
Euro denominated term loan *	Current portion of debt	—	4,402
Euro denominated term loan *	Long-term debt	—	169,629
Total derivatives designated as hedging instruments under ASC 815-20		$—	$180,851

Derivatives not designated as hedging instruments under ASC 815-20
Foreign exchange forward contracts	Other current liabilities	$222	$457

Total liability derivatives		$222	$181,308

* The euro denominated term loan was a nonderivative financial instrument designated as a hedge of our net investment in international operations. The loan was repaid in August 2011. The euro denominated term loan was recorded at its carrying value in the Consolidated Balance Sheets and was not recorded at fair value.

Accumulated OCI for Derivative and Nonderivative Instruments Designated as Hedging Instruments, Net of Tax [Table Text Block]
OCI during the reporting period for our derivative and nonderivative instruments designated as hedging instruments (collectively, hedging instruments), net of tax, was as follows:

	2011	2010
	(in thousands)
Net unrealized gain (loss) on hedging instruments at January 1,	$(10,034)	$(30,300)
Unrealized gain (loss) on derivative instruments	1,909	(2,930)
Unrealized gain (loss) on a nonderivative net investment hedging instrument	(8,866)	15,825
Realized (gains) losses reclassified into net income (loss)	2,611	7,371
Net unrealized gain (loss) on hedging instruments at December 31,	$(14,380)	$(10,034)

Effect of Cash Flow Derivatives on the Balance Sheet and Income Statement, Before Tax [Table Text Block]
The before-tax effect of our cash flow derivative instruments on the Consolidated Balance Sheets and the Consolidated Statements of Operations for the years ended December 31 are as follows:

Derivatives in ASC 815-20 Cash Flow Hedging Relationships	Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)			Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)				Gain (Loss) Recognized in Income on Derivative (Ineffective Portion)
				Location	Amount			Location	Amount
	2011	2010	2009		2011	2010	2009		2011	2010	2009
	(in thousands)				(in thousands)				(in thousands)
Interest rate swap contracts	$(4,200)	$(4,542)	(11,023)	Interest expense	$(7,254)	$(11,829)	$(13,975)	Interest expense	$(201)	$(100)	$(302)

Schedule of Net Investment Hedges in Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The before-tax and net of tax effects of our net investment hedge nonderivative financial instrument on OCI for the years ended December 31 are as follows:

Nonderivative Financial Instruments in ASC 815-20 Net Investment Hedging Relationships	Euro Denominated Term Loan Designated as a Hedge of Our Net Investment in International Operations
	2011	2010	2009
	(in thousands)
Gain (loss) recognized in OCI on derivative (Effective Portion)
Before tax	$(14,278)	$25,760	$(3,866)
Net of tax	$(8,866)	$15,825	$(2,364)

Foreign Exchange Derivatives Not Designated As Hedging Instruments [Table Text Block]
The effect of our foreign exchange forward derivative instruments on the Consolidated Statements of Operations for the years ended December 31 is as follows:

Derivatives Not Designated as Hedging Instrument under ASC 815-20	Gain (Loss) Recognized on Derivatives in Other Income (Expense)
	2011	2010	2009
	(in thousands)
Foreign exchange forward contracts	$(2,022)	$665	$(1,656)